Class A C G P R [Member] Average Annual Total Returns - Class A C G P R		12 Months Ended	60 Months Ended	117 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.93%	2.92%	1.85%	[1]
Performance Inception Date	[1]			Apr. 14, 2016
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	2.93%	2.92%	1.85%	[1]
Performance Inception Date	[1],[2]			Apr. 14, 2016
Class G Shares
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.06%	3.02%	1.96%	[1]
Performance Inception Date	[1],[3]			Apr. 14, 2016
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.06%	3.02%	1.96%	[1]
Performance Inception Date	[1]			Apr. 14, 2016
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.93%	2.92%	1.85%	[1]
Performance Inception Date	[1],[2]			Apr. 14, 2016

[1]	Since inception April 14, 2016.
[2]	Performance for class C and R shares prior to their inception (6/16/16) is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the expense waiver in effect at that time.
[3]	Performance for class G shares before their inception (8/30/16) is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the expense waiver in effect at that time. Class G shares had no assets or operations for the period from February 11, 2023 through September 10, 2023. The performance shown for class G shares for this period is derived from the historical performance of class P shares, which bear similar fees and expenses.